GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Ortiva [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
Fair value

Current assets	$1,967
Equipment	459
Deferred revenues	(1,803)
Current and non-current liabilities	(3,949)
Deferred tax assets, net	409
Technology	3,899
Backlog	910
Goodwill	8,924

Net assets acquired	$10,816

Oversi [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
Fair value

Current assets	$4,182
Equipment and other assets	138
Deferred revenues	(936)
Other current liabilities	(2,038)
Bank loan	(1,952)
Technology	6,826
Backlog	1,491
Customer relationships	899
Goodwill	8,739

Net assets acquired	$17,349